Related Parties - Schedule of Balances with the Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balances with the Related Parties [Abstract]
Employees and payroll accruals	$ 112	$ 114